Key Management Personnel Remuneration (Tables)	12 Months Ended
Jan. 31, 2020
Key Management Personnel Remuneration
Disclosure of Detailed Information About Key Management Personnel

Key management personnel remuneration included within employee expenses for the period is shown below:

	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s	For the Year Ended 31 January 2018 NZ$000’s
Short-term employee benefits	3,182	2,056	1,743
	3,182	2,056	1,743